Financial instruments related to commodity contracts - Markets related risks (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gas & Power activities | Gas & Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 36	$ 77	$ 54
Gas & Power activities | Gas & Power | Maximum
Market related risk
Value at risk	108	139	111
Gas & Power activities | Gas & Power | Minimum
Market related risk
Value at risk	11	19	16
Gas & Power activities | Gas & Power | Average
Market related risk
Value at risk	$ 38	$ 54	$ 54
Crude oil, petroleum products and freight rates activities | Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 13	$ 16	$ 28
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Maximum
Market related risk
Value at risk	41	53	74
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Minimum
Market related risk
Value at risk	11	8	17
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Average
Market related risk
Value at risk	$ 20	$ 24	$ 37